As filed with the Securities and Exchange Commission on August 14, 2003

                                            1933 Act Registration No.: 333-38007
                                            1940 Act Registration No.: 811-08441
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                       POST-EFFECTIVE AMENDMENT NO. 8                       [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 25                            [X]

              LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                              American Legacy III

                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                        100 Madison Street, Suite 1860
                              Syracuse, NY 13202
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (315) 428-8400

                            Robert O. Sheppard, Esq.
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Mary Jo Ardington, Esq.
                  The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  P.O. Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on May 1, 2003, pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[X] on September 2, 2003 pursuant to paragraph (a)(i) of Rule 485

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY COMMENT

                                Part A and Part B

The prospectus and the statement of additional information for American Legacy III are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on April 15, 2003.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements

  (a) List of Financial Statements

      1. Part A.
         The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

      2. Part B.
         The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

         Statement of Assets and Liabilities -- December 31, 2002
         Statement of Operations -- Year ended December 31,2002
         Statements of Changes in Net Assets -- Years ended December 31,
           2002 and 2001
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B.
         The following financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
         (To Be Filed by Amendment)

         Balance Sheets -- December 31, 2002 and 2001
         Statements of Income -- Years ended December 31, 2002, 2001, and 2000
         Statements of Shareholder's Equity -- Years ended December 31,
           2002, 2001, and 2000
         Statements of Cash Flows -- Years ended December 31, 2002,
           2001, and 2000
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits


(1) Resolutions of the Board of Directors and memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.


(2)    None.


(3)(a) Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (b) Form of Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

(4)(a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-38007) filed on May 17, 2000.




   (b) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 5 (File
       No. 333-38007) filed on April 15, 2003.

   (c) Individual Retirement Annuity Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 5 (File
       No. 333-38007) filed on April 15, 2003.

   (d) Roth Individual Retirement Annuity Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 5 (File
       No. 333-38007) filed on April 15, 2003.

   (e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on
       April 15, 2003.

   (f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on
       April 15, 2003.

   (g) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on April 15, 2003.




(5) Application incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

(7)    Not applicable.

(8)(a) Form of Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and LNY incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

   (b) Fund Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (c) Amended and Restated Service Agreement between The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

   (d) Amendment dated January 3, 2001 to Service Agreement between Delaware Management Holdings, Inc. Delaware Service Company, Inc. and LNY incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

   (9) Opinion and consent of Robert O. Sheppard, Counsel of Lincoln Life & Annuity Company of New York as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.



(10) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed By Amendment)

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

(14)   Not applicable.

(15) Organizational Chart of the Lincoln National Insurance Holding Company System.

(16) Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-38007) filed on April 15, 2003.


The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Item 25.

                                      Positions and Officers with Lincoln Life &
Name                                        Annuity Company of New York
----                                  ------------------------------------------

John H. Gotta****....................     President and Director

Janet Chrzan**........................    Second Vice President/Chief Financial
                                          Officer

J. Patrick Barrett....................    Director
    Chairman & CEO
    Carpat Investments
    4605 Watergap
    Manlius, NY 13104

Robert D. Bond**......................    Director


Name
----
Jon A. Boscia***.................................  Director

Donna D De Rosa**** .............................  Director

Christine Frederick****..........................  Chief Compliance Officer

Rise C.M. Taylor**...............................  Second Vice President

Barbara S. Kowalczyk***..........................  Director

M. Leanne Lachman................................  Director
  Principal
  Lend Lease Real Estate Investments
  787 7th Avenue - 46th Floor
  New York, NY 10019

Louis G. Marcoccia...............................  Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300

Gary W. Parker****...............................  2nd Vice President and Director

Ron J. Ponder....................................  Director
  Executive Vice President & CIO
  Well Point Health Networks, Inc.
  1 Wellpoint Way
  T2 - 2G4
  Thousand Oaks, CA 91362

Jill S. Ruckelshaus..............................  Director
  1015 Evergreen Point Road
  PO Box 76
  Medina, WA 98039

Robert O. Sheppard*..............................  2nd Vice President/General Counsel

Todd R. Stephenson** ............................  Director

Eldon J. Summers**...............................  Treasurer

Richard C. Vaughan***............................  Director

C. Suzanne Womack***.............................  Secretary


* Principal business address is 100 Madison Street, Suite 1860, Syracuse, New York 13202.

**   Principal business address is 1300 S. Clinton Street, Fort
     Wayne, Indiana 46802.

***  Principal business address is Center Square West Tower,
     1500 Market St., Suite 3900, Philadelphia, PA 19102-2112.

**** Principal business address is 350 Church Street,
     Hartford, CT 06103.

Item 26.

                     PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.


Item 27.

                           NUMBER OF CONTRACT OWNERS

     As of June 30 2003, there were 1,257 contractowners under Account H


Item 28.

                         INDEMNIFICATION--UNDERTAKING

(a)  Brief description of indemnification provisions.

     In general, Article VII, Section 2, of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

     Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions.
     Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., New World Fund, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


     Lincoln National Variable Annuity Account E, and Lincoln National Flexible Premium Variable Life Accounts F, J and Y (all registered as investment com-panies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Life which also invests in the series. The series also offers shares of the funds to other segregated investment accounts.





  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        David L. Abzug                   Vice President
        P.O. Box 2248
        Agoura Hills, CA 91376

        John A. Agar                     Vice President
        P.O. Box 7326
        Little Rock, AR 72217

        Dana W. Anderson                 Regional Vice President
        200 E. Big Beaver Road
        Suite 116
        Troy, MI 48083

        Robert B. Aprison                Vice President
        2983 Bryn Wood Drive
        Madison, WI 53711

  L     William W. Bagnard               Vice President

        Shakeel A. Barkat                Regional Vice President
        1249 Pine Hill Drive
        Annapolis, MD 21401

        Steven L. Barnes                 Senior Vice President
        7490 Clubhouse Road
        Suite 100
        Boulder, CO 80301

  L     Nancy J. Batlin                  Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

  B     Carl R. Bauer                    Vice President

        Michelle A. Bergeron             Senior Vice President
        4160 Gateswalk Drive
        Smyrna, GA 30080

        J. Walter Best, Jr.              Regional Vice President
        9013 Brentmeade Blvd.
        Brentwood, TN 37027

        Joseph T. Blair                  Senior Vice President
        P.O. Box 3529
        148 E. Shore Avenue
        Groton Long Point, CT 06340

        John A. Blanchard                Vice President
        576 Somerset Lane
        Northfield, IL 60093

        Ian B. Bodell                    Senior Vice President
        P.O. Box 1665
        Brentwood, TN  37024-1665

        Mick L. Brethower                Senior Vice President
        601 E. Whitestone Blvd.
        Building 6, Suite 115
        Cedar Park, TX 78613

        C. Alan Brown                    Vice President
        4129 Laclede Avenue
        St. Louis, MO 63108

  L     Sheryl M. Burford                Assistant Vice President

  B     J. Peter Burns                   Vice President

        Cody Callaway                    Regional Vice President
        803 South Desert Palm Place
        Broken Arrow, OK 74012

        Matthew C. Carlisle              Regional Vice President
        4500 Fairvista Drive
        Charlotte, NC 28269

        Damian F. Carroll                Regional Vice President
        40 Ten Acre Road
        New Britain, CT 06052

        Brian C. Casey                   Vice President
        8002 Greentree Road
        Bethesda, MD  20817

        Victor C. Cassato                Senior Vice President
        609 W. Littleton Blvd.,
         Suite 310
        Littleton, CO  80120

        Christopher J. Cassin            Senior Vice President
        19 North Grant Street
        Hinsdale, IL  60521

        Denise M. Cassin                 Vice President
        1301 Stoney Creek Drive
        San Ramon, CA  94583

  L     David D. Charlton                Senior Vice President

  L     Larry P. Clemmensen              Director

  L     Kevin G. Clifford                Director, President and Co-Chief
                                         Executive Officer

  H     Cheri Coleman                    Vice President

        Ruth M. Collier                  Senior Vice President
        106 Central Park South, #10K
        New York, NY 10019

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

  S     David Coolbaugh                  Vice President

        Carlo O. Cordasco                Regional Vice President
        101 Five Forks Lane
        Hampton, VA 23669

  B     Josie Cortez                     Assistant Vice President

        Thomas E. Cournoyer              Vice President
        2333 Granada Boulevard
        Coral Gables, FL  33134

  L     Michael D. Cravotta              Assistant Vice President

        Joseph G. Cronin                 Regional Vice President
        1281 Fiore Drive
        Lake Forest, IL 60045

        William F. Daugherty             Regional Vice President
        1213 Redwood Hills Circle
        Carlisle, PA 17013

        Guy E. Decker                    Regional Vice President
        2990 Topaz Lane
        Carmel, IN 46032

        Daniel J. Delianedis             Vice President
        Edina Executive Plaza
        5200 Willson Road, Suite 150
        Edina, MN 55424

        James A. DePerno, Jr.            Regional Vice President
        91 Church Street
        East Aurora, NY 14052

  L     Bruce L. DePriester              Senior Vice President,
                                         Treasurer and Controller

  L     Dianne M. Dexter                 Assistant Vice President

        Thomas J. Dickson                Regional Vice President
        108 Wilmington Court
        Southlake, TX 76092

        Michael A. DiLella               Vice President
        P. O. Box 661
        Ramsey, NJ 07446

        G. Michael Dill                  Senior Vice President
        505 E. Main Street
        Jenks, OK 74037

        Kirk D. Dodge                    Senior Vice President
        2627 Mission Street
        San Marino, CA 91108

        Peter J. Doran                   Director, Executive Vice President
        100 Merrick Road, Suite 216W
        Rockville Centre, NY 11570

  L     Michael J. Downer                Secretary

        Michael J. Dullaghan             Regional Vice President
        5040 Plantation Grove Lane
        Roanoke, VA 24012

  S     J. Steven Duncan                 Senior Vice President

        Robert W. Durbin                 Vice President
        74 Sunny Lane
        Tiffin, OH 44883

  I     Lloyd G. Edwards                 Senior Vice President

        Timothy L. Ellis                 Regional Vice President
        1441 Canton Mart Road, Suite 9
        Jackson, MS 39211

        John R. Fodor                    Senior Vice President
        15 Latisquama Road
        Southborough, MA 01772

  L     Charles L. Freadhoff             Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Daniel B. Frick                  Regional Vice President
        845 Western Avenue
        Glen Ellyn, IL 60137

        Clyde E. Gardner                 Senior Vice President
        Route 2, Box 3162
        Osage Beach, MO 65065

  L     Linda S. Gardner                 Vice President

  B     Lori Giacomini                   Assistant Vice President

  B     Evelyn K. Glassford              Vice President

        Jack E. Goldin                   Regional Vice President
        7995 Northwest 20th Street
        Pembroke Pines, FL 33024

        Jeffrey J. Greiner               Vice President
        12210 Taylor Road
        Plain City, OH 43064

  L     Paul G. Haaga, Jr.               Director

  B     Mariellen Hamann                 Vice President

        Derek S. Hansen                  Regional Vice President
        13033 Ridgedale Drive, #147
        Minnetonka, MN 55305

        David E. Harper                  Senior Vice President
        150 Old Franklin School Road
        Pittstown, NJ 08867

  H     Mary Pat Harris                  Vice President

        Robert J. Hartig, Jr.            Regional Vice President
        13563 Marjac Way
        McCordsville, IN 46055

        Steven J. Hipsley                Regional Vice President
        44 Tyler Drive
        Saratoga Springs, NY 12866

  L     Russell K. Holliday              Vice President

  L     Kevin B. Hughes                  Assistant Vice President

        Ronald R. Hulsey                 Senior Vice President
        6202 Llano
        Dallas, TX 75214

        Robert S. Irish                  Vice President
        1225 Vista Del Mar Drive
        Delray Beach, FL 33483

        Michael J. Johnston              Director
        630 Fifth Avenue, 36th Floor
        New York, NY 10111

  B     Damien M. Jordan                 Senior Vice President

        John P. Keating                  Regional Vice President
        2285 Eagle Harbor Parkway
        Orange Park, FL 30073

  L     Benjamin M. Kemper               Vice President

  L     Maria K. Khader                  Assistant Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Dorothy Klock                    Vice President
        555 Madison Avenue, 29th Floor
        New York, NY 10022

  L     Edward K. Klodt                  Vice President

        Dianne L. Koske                  Assistant Vice President
        122 Clydesdale Court
        Hampton, VA 23666

  B     Elizabeth K. Koster              Assistant Vice President

        R. Andrew LeBlanc                Regional Vice President
        78 Eton Road
        Garden City, NY 11530

  B     Karl A. Lewis                    Vice President

        T. Blake Liberty                 Vice President
        5506 East Mineral Lane
        Littleton, CO 80122

        Mark J. Lien                     Regional Vice President
        1103 Tulip Tree Lane
        West Des Moines, IA 50266

  L     Lorin E. Liesy                   Vice President

  I     Kelle Lindenberg                 Assistant Vice President

        Louis K. Linquata                Regional Vice President
        5214 Cass Street
        Omaha, NE 68132

  LW    Robert W. Lovelace               Director

        Brendan T. Mahoney               Regional Vice President
        29 Harvard Drive
        Sudbury, MA 01776

        Stephen A. Malbasa               Director, Senior Vice President
        13405 Lake Shore Blvd.
        Cleveland, OH 44110

        Steven M. Markel                 Senior Vice President
        5241 South Race Street
        Greenwood Village, CO 80121

  L     J. Clifton Massar                Director, Senior Vice President

  L     Christopher McCarthy             Assistant Vice President

        James R. McCrary                 Regional Vice President
        28812 Crestridge
        Rancho Palos Verdes, CA 90275

  L     Scott F. McIntyre                Senior Vice President

  S     John V. McLaughlin               Senior Vice President

  L     Dan R. McMaster                  Assistant Vice President

        Terry W. McNabb                  Vice President
        2002 Barrett Station Road
        St. Louis, MO 63131

        Scott M. Meade                   Regional Vice President
        P.O. Box 122
        Rye Beach, NH 03871

        Monty L. Moncrief                Regional Vice President
        55 Chandler Creek Court
        The Woodlands, TX 77381

        William E. Noe                   Vice President
        304 River Oaks Road
        Brentwood, TN 37027

  L     Heidi J. Novaes                  Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Peter A. Nyhus                   Vice President
        3084 Wilds Ridge Court
        Prior Lake, MN 55372

        Eric P. Olson                    Vice President
        62 Park Drive
        Glenview, IL 60025

        Jeffrey A. Olson                 Regional Vice President
        930 S. Cowley Street, #305
        Spokane, WA 99202

        W. Burke Patterson, Jr.          Regional Vice President
        1643 Richland Avenue
        Baton Rouge, LA 70808

        Gary A. Peace                    Regional Vice President
        291 Kaanapali Drive
        Napa, CA 94558

        Samuel W. Perry                  Regional Vice President
        4340 East Indian School Road
        Suite 21
        Phoenix, AZ 85018

        David K. Petzke                  Regional Vice President
        4016 Saint Lucia Street
        Boulder, CO 80301

        Fredric Phillips                 Senior Vice President
        175 Highland Avenue, 4th Floor
        Needham, MA 02494

  B     Candance D. Pilgrim              Assistant Vice President

        Carl S. Platou                   Vice President
        7455 80th Place, S.E.
        Mercer Island, WA 98040

        Gregory S. Porter                Assistant Vice President
        630 Fifth Avenue, 36th Floor
        New York, NY 10111

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

  S     Richard P. Prior                 Vice President

        Mark S. Reischmann               Regional Vice President
        5485 East Mineral Lane
        Centennial, CO 80122

        Steven J. Reitman                Senior Vice President
        212 The Lane
        Hinsdale, IL 60521

        Brian A. Roberts                 Vice President
        418 S. Royal Street
        Alexandria, VA 22314

  L     Julie D. Roth                    Vice President

  L     James F. Rothenberg              Director

        Romolo D. Rottura                Regional Vice President
        441 Nicholas Drive
        Southampton, PA 18966

        Douglas F. Rowe                  Vice President
        414 Logan Ranch Road
        Georgetown, TX 78628

        Christopher S. Rowey             Vice President
        10538 Cheviot Drive
        Los Angeles, CA 90064

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

  H     Steve L. Rubin                   Vice President

        Dean B. Rydquist                 Senior Vice President
        1080 Bay Pointe Crossing
        Alpharetta, GA 30005

        Richard R. Samson                Senior Vice President
        4604 Glencoe Avenue, #4
        Marina del Rey, CA 90292

        Paul V. Santoro                  Regional Vice President
        17 Willow Street
        Boston, MA 02108

        Joseph D. Scarpitti              Vice President
        31465 St. Andrews
        Westlake, OH 44145

        Shane D. Schofield               Regional Vice President
        201 McIver Street
        Greenville, SC 29601

  S     Sherrie L. Senft                 Vice President

  L     R. Michael Shanahan              Director

  L     Michael J. Sheldon               Assistant Vice President

        Daniel S. Shore                  Regional Vice President
        1715 North Vine Street
        Chicago, IL 60614

        Brad Short                       Regional Vice President
        1601 Seal Way
        Seal Beach, CA 90740

        David W. Short                   Chairman of the Board and
        1000 RIDC Plaza, Suite 212       Co-Chief Executive Officer
        Pittsburgh, PA 15238

        William P. Simon, Jr.            Senior Vice President
        P.O. Box 426
        Devon, PA 19333

  L     Connie F. Sjursen                Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Jerry L. Slater                  Regional Vice President
        1820 38th Avenue E.
        Seattle, WA 98112

        Rodney G. Smith                  Senior Vice President

        Dallas, TX 75252

        Anthony L. Soave                 Regional Vice President
        3780 Fox Glove Court NE
        Grand Rapids, MI 49525

  L     Therese L. Soullier              Vice President

        Nicholas D. Spadaccini           Vice President
        855 Markley Woods Way
        Cincinnati, OH 45230

  L     Kristen J. Spazafumo             Assistant Vice President

        Daniel S. Spradling              Senior Vice President
        181 Second Avenue
        Suite 228
        San Mateo, CA 94401

  B     Raymond Stein                    Assistant Vice President

  LW    Eric H. Stern                    Director

        Brad Stillwagon                  Regional Vice President
        2438 Broadmeade Road
        Louisville, KY 40205

  B     Max D. Stites                    Vice President

  L     David K. Stone                   Assistant Vice President

        Thomas A. Stout                  Vice President
        1004 Ditchley Road
        Virginia Beach, VA 23451

        Craig R. Strauser                Vice President
        3 Dover Way
        Lake Oswego, OR 97034

  (b)           (1)                      (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Francis N. Strazzeri             Senior Vice President
        3021 Kensington Trace
        Tarpon Springs, FL 34689

  L     Lisa F. Swaiman                  Senior Vice President

  L     Libby J. Syth                    Assistant Vice President

  L     Drew W. Taylor                   Assistant Vice President

        Gary J. Thoma                    Regional Vice President
        401 Desnoyer
        Kaukauna, WI 54130

        Cynthia M. Thompson              Regional Vice President
        4 Franklin Way
        Ladera Ranch, CA 92694

  L     James P. Toomey                  Vice President

  I     Christopher E. Trede             Vice President

        George F. Truesdail              Senior Vice President
        400 Abbotsford Court
        Charlotte, NC 28270

        Scott W. Ursin-Smith             Vice President
        60 Reedland Woods Way
        Tiburon, CA 94920

        J. David Viale                   Regional Vice President
        39 Old Course Drive
        Newport Beach, CA 92660

  L     Patricia A. Vogt                 Assistant Vice President

        Gerald J. Voss                   Regional Vice President
        The Pines at Four Hills
        3900 S. Southeastern Ave., #304
        Sioux Falls, SD 57103

  L     Wendy A. Wainwright              Assistant Vice President

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        Thomas E. Warren                 Vice President
        4171 Roberts Point Circle
        Sarasota, FL 34242

  L     Debbie L. Wasilak                Assistant Vice President

  L     J. Kelly Webb                    Senior Vice President

        Gregory J. Weimer                Vice President
        206 Hardwood Drive
        Venetia, PA 15367

  B     Timothy W. Weiss                 Director

  SF    Gregory W. Wendt                 Director

        George J. Wenzel                 Regional Vice President
        251 Barden Road
        Bloomfield Hills, MI 48304

  H     J. D. Wiedmaier                  Assistant Vice President

  SF    N. Dexter Williams, Jr.          Senior Vice President

        Andrew L. Wilson                 Regional Vice President
        11163 Rich Meadow Drive
        Great Falls, VA 22066

        Timothy J. Wilson                Vice President
        113 Farmview Place
        Venetia, PA 15367

  B     Laura L. Wimberly                Vice President

  H     Marshall D. Wingo                Director, Senior Vice President

  L     Robert L. Winston                Director, Senior Vice President

        Kurt A. Wuestenberg              Regional Vice President
        975 Arboretum Drive
        Saline, MI 48176

        Jason P. Young                   Regional Vice President
        11141 Whitetail Lane
        Olathe, KS 66061

  (b)           (1)                              (2)

        Name and Principal               Positions and Offices
          Business Address                 with Underwriter
        ------------------               -------------------

        William R. Yost                  Senior Vice President
        9320 Overlook Trail
        Eden Prairie, MN 55347

        Jonathan A. Young                Regional Vice President
        329 Downing Drive
        Chesapeake, VA 23322

        Scott D. Zambon                  Regional Vice President
        2178 Piper Lane
        Tustin Ranch, CA 92782

-------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

     (c)  NA


Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated there-under are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 14th day of August, 2003.

                             Lincoln Life & Annuity Variable Annuity Account H (Registrant)
                             American Legacy III

                             By:  /s/ Ronald L. Stopher
                                 ------------------------------
                                 Ronald L. Stopher
                                 2nd Vice President, Lincoln Life & Annuity
                                 Company of New York

                             Lincoln Life & Annuity Company of New York
                             (Depositor)

                             By:  /s/ Rise' C. M. Taylor
                                 ------------------------------
                                 Rise' C. M. Taylor
                                 (Signature-Officer of Depositor)
                                 2nd Vice President, Lincoln Life & Annuity
                                 Company of New York
                                 (Title)

     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 14, 2003.

Signature                                    Title
---------                                    -----

*                                            President and Director
-----------------------------------          (Principal Executive Officer)
John H. Gotta

*                                            Second Vice President and Chief
-----------------------------------          Financial Officer
Janet Chrzan                                 (Principal Financial Officer and
                                             Principal Accounting Officer)

*                                            Director
-----------------------------------
J. Patrick Barrett


*                                            Director
-----------------------------------
Robert D. Bond


*                                            Director
-----------------------------------
Jon A. Boscia


-----------------------------------
Donna D. DeRosa                              Director


*                                            Director
-----------------------------------
Barbara S. Kowalczyk


*                                            Director
-----------------------------------
M. Leanne Lachman


*                                            Director
-----------------------------------
Louis G. Marcoccia


*                                            Director
-----------------------------------
Gary W. Parker


*                                            Director
-----------------------------------
Ron J. Ponder


                                             Director
-----------------------------------
Jill S. Ruckelshaus


-----------------------------------
Todd R. Stephenson                           Director


*                                            Director
-----------------------------------
Richard C. Vaughan


* /s/ Rise' C. M. Taylor
  ---------------------------------, pursuant to a Power of Attorney
  Rise' C. M. Taylor